Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill [Text Block]

Goodwill
The carrying amount of goodwill by reporting unit as of December 31, 2012 and 2011 and changes in the carrying amount of goodwill are summarized as follows:

	South Africa	Americas	Australasia	Continental Africa	Total
	$	$	$	$	$

Balance at January 1, 2011	-	18	151	11	180
Translation	-	-	2	-	2
Balance at December 31, 2011	-	18	153	11	182
First Uranium (Pty) Limited acquisition (1)	9	-	-	-	9
Translation	-	-	2	-	2
Balance at December 31, 2012	9	18	155	11	193

(1)	See Note 3.

Net carrying amount of goodwill as at December 31, 2012 and 2011 is reconciled as follows:

- Gross carrying amount	9	18	155	310	492
- Accumulated impairment losses	-	-	-	(299)	(299)
Net carrying amount as at December 31, 2012	9	18	155	11	193

- Gross carrying amount	-	18	153	310	481
- Accumulated impairment losses	-	-	-	(299)	(299)
Net carrying amount as at December 31, 2011	-	18	153	11	182

Schedule Of Finite Lived Intangible Assets [Table Text Block]

Other intangibles, net
	Royalty rate concession agreement (2)	Software and licenses (3)	Service agreements	Total
	$	$	$	$

Gross carrying value at January 1, 2011	30	-	-	30
Additions	-	16	-	16
Accumulated amortization	(15)	-	-	(15)
Balance at December 31, 2011	15	16	-	31

Gross carrying value at January 1, 2012	30	16	-	46
Additions	-	78	7	85
Accumulated amortization	(17)	-	-	(17)
Translation	-	(2)	-	(2)
Balance at December 31, 2012	13	92	7	112

(2)	The government of Ghana agreed to a concession on royalty payments at a fixed rate of 3 percent per year for a period of fifteen years from 2004.

(3)	During 2011, the Company undertook the implementation of an Enterprise Resource Plan ("ERP") system. Phase 1 of the ERP was brought into use in February 2013.

The royalty rate concession, software and licenses and service agreements are amortized on a straight line basis with nil residual value. The amortization expense included in the consolidated statements of income were as follows:

		2012	2011	2010
		$	$	$

Royalty rate concession amortization expense		2	2	2
Software and licenses amortization expense (4)		-	-	-
Service agreements amortization expense (5)		-	-	-

(4)	No amortization expense was recorded for purchased software and licenses as these have not been brought into use.
(5)	Less than $1 million in 2012.

Based on carrying value at December 31, 2012, the estimated aggregate amortization expense for each of the next five years is as follows:

	Royalty rate concession agreement	Software and licenses	Service agreements
	$	$	$

2013	2	28	1
2014	2	31	1
2015	2	31	1
2016	2	2	1
2017	2	-	1